Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	333-256665
Entity Registrant Name	MOXIAN (BVI) INC.
Entity Central Index Key	0001864055
Entity Address, Address Line One	Room 1202
Entity Address, Address Line Two	Block B, Jiahui Center
Entity Address, Address Line Three	6 Jiqing Li, Chaoyangmenwai Street
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100020